Reportable Segments and Geographic Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment, Geographic Information [Abstract]
operating segment as reportable - the insurance segment	1
Reportable segment	1
Revenues	$ 542,379	$ 514,584	$ 474,736
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Segment, Geographic Information [Abstract]
Customer contributed, Percentage	10.00%	10.00%	10.00%
United States [Member]
Segment, Geographic Information [Abstract]
Revenues	$ 222,450	$ 210,507	$ 195,916
United States [Member] | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Segment, Geographic Information [Abstract]
Customer contributed, Percentage	20.00%
UK [Member]
Segment, Geographic Information [Abstract]
Revenues	$ 76,831	$ 77,219	$ 64,380